SCHEDULE OF STOCK OPTION TRANSACTIONS (Details) (Parenthetical) $ / shares in Units, $ in Thousands							12 Months Ended
	Oct. 28, 2021 CAD ($) shares $ / shares	Aug. 23, 2021 CAD ($) shares $ / shares	Jun. 03, 2021 $ / shares	Jun. 03, 2021 CAD ($) shares $ / shares	Jan. 28, 2021 $ / shares $ / shares	Jan. 28, 2021 CAD ($) shares $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 $ / shares	Oct. 28, 2020 $ / shares	Mar. 18, 2020 $ / shares	Jan. 21, 2020 $ / shares
IfrsStatementLineItems [Line Items]
Number of stock options, exercise price									$ 1.14	$ 0.39	$ 0.42
Stock Option One [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, exercise price | (per share)							$ 1.88	$ 2.40
Options expire							Jan. 23, 2023
Stock Option One [Member] | Consultant [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, options issued | shares						33,333
Number of stock options, exercise price					$ 3.00	$ 3.00
Options expire						Jan. 28, 2025
Fair value of options granted | $						$ 90
Share Price					$ 2.82
Expected option life						4 years
Volatility						209.00%
Risk-free interest rate						0.30%
Dividend yield						0.00%
Stock Option Two [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, exercise price | (per share)							$ 1.18	1.50
Options expire							Aug. 20, 2025
Stock Option Two [Member] | Consultant [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, options issued | shares						116,667
Number of stock options, exercise price					$ 3.00	$ 3.00
Options expire						Dec. 31, 2021
Fair value of options granted | $						$ 191
Share Price					$ 2.82
Expected option life						11 months 1 day
Volatility						173.00%
Risk-free interest rate						0.11%
Dividend yield						0.00%
Stock Option Three [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, exercise price | (per share)							$ 1.77	2.25
Options expire							Sep. 01, 2025
Stock Option Three [Member] | Consultant [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, options issued | shares				50,000
Number of stock options, exercise price			$ 8.40	$ 8.40
Options expire				Jun. 03, 2026
Fair value of options granted | $				$ 445
Share Price			$ 9.18
Expected option life				5 years
Volatility				191.00%
Risk-free interest rate				0.93%
Dividend yield				0.00%
Stock Option Four [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, exercise price | (per share)							$ 2.36	3.00
Options expire							Jan. 28, 2025
Stock Option Four [Member] | Consultant [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, options issued | shares		116,700
Number of stock options, exercise price		$ 6.00
Options expire		Apr. 30, 2022
Fair value of options granted | $		$ 242
Share Price		$ 6.50
Expected option life		8 months 4 days
Volatility		126.00%
Risk-free interest rate		0.19%
Dividend yield		0.00%
Stock Option Five [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, exercise price | (per share)							$ 6.60	$ 8.40
Options expire							Jun. 03, 2026
Stock Option Five [Member] | Consultant [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, options issued | shares	16,677
Number of stock options, exercise price	$ 8.00
Options expire	Oct. 28, 2026
Fair value of options granted | $	$ 242
Share Price	$ 9.37
Expected option life	5 years
Volatility	114.00%
Risk-free interest rate	1.43%
Dividend yield	0.00%